Interim Condensed Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Prepaid expenses and other current assets		$ 59	$ 146
Accrued expense and other current liabilities		1,179	987
Convertible securities		$ 2,563	$ 1,802
Ordinary share, par value	[1],[2]	$ 0.01	$ 0.01
Ordinary share, shares authorized	[1],[2]	13,265,593	13,265,593
Ordinary share, shares issued	[1],[2]	7,362,906	7,362,906
Ordinary share, shares outstanding	[1],[2]	7,362,906	7,362,906
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Prepaid expenses and other current assets			$ 116
Accrued expense and other current liabilities		904	711
Convertible securities		$ 725	$ 605

[1]	After giving effect to the forward share split, see also Note 2 (c).
[2]	Unless otherwise stated, the term Ordinary Shares in these financial statements refers to all classes of shares, including Ordinary Shares, Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares, Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares.